Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2017:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$176,448,558	$—	$176,448,558
Mortgage-backed securities	—	208,423,057	—	208,423,057
State, County, Municipals	—	117,100,535	—	117,100,535
Other Investments	—	—	3,074,227	3,074,227

	$—	$501,972,150	$3,074,227	$505,046,377

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2016:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$199,966,608	$—	$199,966,608
Mortgage-backed securities	—	148,264,710	—	148,264,710
State, County, Municipals	—	144,922,150	—	144,922,150
Other Investments	—	—	2,971,106	2,971,106

	$—	$493,153,468	$2,971,106	$496,124,574

Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2017 and December 31, 2016.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2017	2016
Balance at January 1	$2,971,106	$2,915,709
Principal payments received	(4,466)	(69,631)
Unrealized gains included in other comprehensive income	107,587	125,028

Balance at December 31	$3,074,227	$2,971,106

Asset Measured at Fair Value on Nonrecurring Basis

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2017 and 2016 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2017
Impaired loans	$—	$—	$544,502	$544,502
Other real estate owned	—	—	1,307,250	1,307,250

	$—	$—	$1,851,752	$1,851,752

December 31, 2016
Impaired loans	$—	$—	$3,591,516	$3,591,516
Other real estate owned	—	—	1,893,949	1,893,949

	$—	$—	$5,485,465	$5,485,465

Carrying Value and Estimated Fair Value of Financial Instruments

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2017 and December 31, 2016:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2017		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$17,962,990	$17,962,990	$—	$—	$17,962,990
Interest bearing deposits with banks	1,532,420	1,532,420	—	—	1,532,420
Securities available-for-sale	505,046,377	—	501,972,150	3,074,227	505,046,377
Net loans	402,390,574	—	—	401,706,081	401,706,081

Financial liabilities
Deposits	$720,685,499	$543,123,284	$—	$177,698,280	$720,821,564
Federal Home Loan Bank advances	30,000,000	—	—	30,005,541	30,005,541
Securities Sold under Agreement to Repurchase	142,497,938	142,497,938	—	—	142,497,938

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2016		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$21,688,557	$21,688,557	$—	$—	$21,688,557
Interest bearing deposits with banks	48,603,182	48,603,182	—	—	48,603,182
Securities available-for-sale	496,124,574	—	493,153,468	2,971,106	496,124,574
Net loans	390,148,343	—	—	391,106,337	391,106,337

Financial liabilities
Deposits	$760,152,340	$563,440,632	$—	$196,859,851	$760,300,483
Federal Home Loan Bank advances	20,000,000	—	—	20,283,999	20,283,999
Securities Sold under Agreement to Repurchase	150,282,913	150,282,913	—	—	150,282,913